Financial Instruments (Details 8) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Financial assets amortised costs	R$ 43,181,939	R$ 27,583,439
Personal Credit [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs	6,073,632	4,664,939
Payroll Loans [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs	25,808,985	17,553,054
Payroll Credit Card [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs	2,375,184	1,983,957
Credit Cards [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs	13,868	84,679
Investment Securities National Treasury Notes [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs	94,070	90,866
Investment Securities National Treasury Bills L T N [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs	256,000
Official Credit I C O Spanish Government [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs	1,511,277
Government Bonds K D B Korea Development Bank [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs	289,509
Investment Securities Financial Treasury Bills L F T [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs	324,115	104,192
Debentures [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs	5,681,078	1,392,720
Compulsory Deposits With The Brazilian Central Bank [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs	660,772
Others [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs	93,449	76
Government Securities Other Countries [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs		533,966
Repurchase Agreements Financial Treasury Bills L F T [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs		1,174,990
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs	11,073,165	7,778,743
Not later than one year [member] | Personal Credit [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs	3,200,346	3,003,973
Not later than one year [member] | Payroll Loans [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs	4,117,773	2,687,533
Not later than one year [member] | Payroll Credit Card [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs	322,321	286,487
Not later than one year [member] | Credit Cards [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs	13,788	84,606
Not later than one year [member] | Investment Securities National Treasury Notes [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs	94,070
Not later than one year [member] | Investment Securities National Treasury Bills L T N [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs	256,000
Not later than one year [member] | Official Credit I C O Spanish Government [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs	1,511,277
Not later than one year [member] | Government Bonds K D B Korea Development Bank [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs	289,509
Not later than one year [member] | Investment Securities Financial Treasury Bills L F T [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs	324,115	56,952
Not later than one year [member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs	189,752	1,392,720
Not later than one year [member] | Compulsory Deposits With The Brazilian Central Bank [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs	660,772
Not later than one year [member] | Others [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs	93,442	76
Not later than one year [member] | Government Securities Other Countries [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs		266,396
Not later than one year [member] | Repurchase Agreements Financial Treasury Bills L F T [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs	9,673,481	7,133,972
Later than one year and not later than two years [member] | Personal Credit [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs	2,568,374	1,547,700
Later than one year and not later than two years [member] | Payroll Loans [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs	6,490,325	4,792,620
Later than one year and not later than two years [member] | Payroll Credit Card [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs	614,738	387,954
Later than one year and not later than two years [member] | Credit Cards [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs	37	22
Later than one year and not later than two years [member] | Investment Securities National Treasury Notes [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs		90,866
Later than one year and not later than two years [member] | Investment Securities National Treasury Bills L T N [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs
Later than one year and not later than two years [member] | Official Credit I C O Spanish Government [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs
Later than one year and not later than two years [member] | Government Bonds K D B Korea Development Bank [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs
Later than one year and not later than two years [member] | Investment Securities Financial Treasury Bills L F T [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs		47,240
Later than one year and not later than two years [member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs
Later than one year and not later than two years [member] | Compulsory Deposits With The Brazilian Central Bank [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs
Later than one year and not later than two years [member] | Others [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs	7
Later than one year and not later than two years [member] | Government Securities Other Countries [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs		267,570
Later than one year and not later than two years [member] | Repurchase Agreements Financial Treasury Bills L F T [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs	11,248,001	7,162,948
Later than two years and not later than three years [member] | Personal Credit [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs	198,904	82,233
Later than two years and not later than three years [member] | Payroll Loans [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs	6,778,144	5,220,255
Later than two years and not later than three years [member] | Payroll Credit Card [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs	909,149	685,440
Later than two years and not later than three years [member] | Credit Cards [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs	32	30
Later than two years and not later than three years [member] | Investment Securities National Treasury Notes [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs
Later than two years and not later than three years [member] | Investment Securities National Treasury Bills L T N [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs
Later than two years and not later than three years [member] | Official Credit I C O Spanish Government [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs
Later than two years and not later than three years [member] | Government Bonds K D B Korea Development Bank [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs
Later than two years and not later than three years [member] | Investment Securities Financial Treasury Bills L F T [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs
Later than two years and not later than three years [member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs	3,361,772
Later than two years and not later than three years [member] | Compulsory Deposits With The Brazilian Central Bank [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs
Later than two years and not later than three years [member] | Others [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs
Later than two years and not later than three years [member] | Government Securities Other Countries [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs
Later than two years and not later than three years [member] | Repurchase Agreements Financial Treasury Bills L F T [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs		1,174,990
Later than five years [member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs	11,187,292	5,507,776
Later than five years [member] | Personal Credit [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs	106,008	31,033
Later than five years [member] | Payroll Loans [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs	8,422,743	4,852,646
Later than five years [member] | Payroll Credit Card [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs	528,976	624,076
Later than five years [member] | Credit Cards [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs	11	21
Later than five years [member] | Investment Securities National Treasury Notes [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs
Later than five years [member] | Investment Securities National Treasury Bills L T N [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs
Later than five years [member] | Official Credit I C O Spanish Government [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs
Later than five years [member] | Government Bonds K D B Korea Development Bank [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs
Later than five years [member] | Investment Securities Financial Treasury Bills L F T [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs
Later than five years [member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs	2,129,554
Later than five years [member] | Compulsory Deposits With The Brazilian Central Bank [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs
Later than five years [member] | Others [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs
Later than five years [member] | Government Securities Other Countries [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs
Later than five years [member] | Repurchase Agreements Financial Treasury Bills L F T [Member]
IfrsStatementLineItems [Line Items]
Financial assets amortised costs